Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Other Payables
16.
Other payables

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Payable to equipment suppliers	1,405,931	1,196,181
Salaries and bonuses payable	1,002,577	994,651
Employees’ compensation payable	447,303	250,181
Pension payable	16,541	16,825
Directors’ remuneration payable	11,182	6,255
Interest payable	7,768	9,625
Other expense payable	905,179	1,005,327
	3,796,481	3,479,045